UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    KR Capital Advisors, Inc.
Address: 445 Park Avenue

         New York, NY  10022

13F File Number:  28-1361

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Richard K. Kravitz
Title:     Senior Vice President
Phone:     (212) 888-6300

Signature, Place, and Date of Signing:

     Richard K. Kravitz     New York, NY     February 02, 2012


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         1

Form13F Information Table Entry Total:     61

Form13F Information Table Value Total:     $604,659 thousands


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

No.  13F File Number               Name


1    28-6772                       KR Capital Partners I, LP

                                                     FORM 13F INFORMATION TABLE
                            TITLE
                            OF                               VALUE  SHARES/ SH/ PUT/ INVSTMT OTHER             VOTING AUTHORITY
NAME OF ISSUER              CLASS               CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------
3M Company                  COM                 88579Y101    16510   202010 SH       SOLE                   126495             75515
ABB Ltd- Spon ADR           COM                 000375204     9851   523178 SH       SOLE                   327020            196158
Accenture Ltd.              COM                 G1151c101    18557   348623 SH       SOLE                   216651            131972
Agilent Technologies Inc.   COM                 00846u101    16800   480948 SH       SOLE                   296290            184658
Agilent Technologies Inc.   COM                 00846u101     6113   175000 SH       DEFINED 01             175000
Air Products & Chemicals    COM                 009158106    10215   119910 SH       SOLE                    74400             45510
Air Products & Chemicals    COM                 009158106     5111    60000 SH       DEFINED 01              60000
Allegheny Technologies Inc  COM                 01741R102    13870   290166 SH       SOLE                   180725            109441
Allegheny Technologies Inc  COM                 01741R102     4302    90000 SH       DEFINED 01              90000
Apache Corporation          COM                 037411105    10240   113048 SH       SOLE                    71042             42006
Ashland Inc.                COM                 044209104    11872   207695 SH       SOLE                   127720             79975
Ashland Inc.                COM                 044209104     5430    95000 SH       DEFINED 01              95000
Automatic Data Processing   COM                 053015103    13184   244105 SH       SOLE                   151085             93020
Automatic Data Processing   COM                 053015103     5401   100000 SH       DEFINED 01             100000
Babcock & Wilcox Co./The    COM                 05615f102     3017   125000 SH       DEFINED 01             125000
Babcock & Wilcox Co./The    COM                 05615f102    11432   473580 SH       SOLE                   300745            172835
Baker Hughes Inc.           COM                 057224107     6895   141752 SH       SOLE                    88717             53035
Bank of America Corp.       COM                 060505104     2253   405297 SH       SOLE                   235407            169890
Baxter International Inc.   COM                 071813109    18448   372838 SH       SOLE                   235343            137495
Cameron International Corp. COM                 13342B105    36891   749973 SH       SOLE                   470163            279810
Cameron International Corp. COM                 13342B105    17216   350000 SH       DEFINED 01             350000
Carnival Corp.              COM                 143658300    18658   571617 SH       SOLE                   350520            221097
Carnival Corp.              COM                 143658300     4896   150000 SH       DEFINED 01             150000
Eaton Corp.                 COM                 278058102    13084   300571 SH       SOLE                   184162            116409
Exelis Inc.                 COM                 30162a108     1932   213510 SH       SOLE                   134605             78905
Exelis Inc.                 COM                 30162a108      905   100000 SH       DEFINED 01             100000
Goldman Sachs Group Inc.    COM                 38141G104    14579   161223 SH       SOLE                    99873             61350
Goldman Sachs Group Inc.    COM                 38141G104     4521    50000 SH       DEFINED 01              50000
Hewlett-Packard Company     COM                 428236103      206     8000 SH       SOLE                     8000
Ingersoll Rand Company      COM                 G47791101     9415   308990 SH       SOLE                   195930            113060
Ingersoll Rand Company      COM                 G47791101     6094   200000 SH       DEFINED 01             200000
Int'l Business Machines     COM                 459200101      276     1500 SH       SOLE                     1500
ITT Corp                    COM                 450911201     2087   107992 SH       SOLE                    67393             40599
ITT Corp                    COM                 450911201      966    50000 SH       DEFINED 01              50000
Jacobs Engineering Group    COM                 469814107    12585   310120 SH       SOLE                   192670            117450
Jacobs Engineering Group    COM                 469814107     4058   100000 SH       DEFINED 01             100000
Komatsu Ltd. - Spons ADR    COM                 500458401     9794   414635 SH       SOLE                   261115            153520
Lockheed Martin Corp.       COM                 539830109    12553   155170 SH       SOLE                    96520             58650
Lockheed Martin Corp.       COM                 539830109     8090   100000 SH       DEFINED 01             100000
Macy's Inc.                 COM                 55616p104    19916   618893 SH       SOLE                   386998            231895
Manitowoc Company Inc.      COM                 563571108      919   100000 SH       DEFINED 01             100000
MetLife Inc.                COM                 59156R108    13029   417849 SH       SOLE                   262875            154974
MetLife Inc.                COM                 59156R108     6236   200000 SH       DEFINED 01             200000
Microsoft Corp.             COM                 594918104    11231   432636 SH       SOLE                   266990            165646
Monsanto Co.                COM                 61166W101    12736   181766 SH       SOLE                   112900             68866
Nike Inc. Cl B              COM                 654106103    23900   248006 SH       SOLE                   152231             95775
Oaktree Captial Group LLC   COM                 674001102     4950   112500 SH       DEFINED 01             112500
Schlumberger Ltd.           COM                 806857108    18182   266168 SH       SOLE                   167858             98310
SPDR Trust Series I         COM                 78462F103     5280    42070 SH       SOLE                     5400             36670
Union Pacific Corp.         COM                 907818108    20680   195206 SH       SOLE                   119715             75491
United Parcel Service Inc.  COM                 911312106    14662   200327 SH       SOLE                   123776             76551
United Technologies Corp.   COM                 913017109    17554   240170 SH       SOLE                   147265             92905
USG Corp.                   COM                 903293405     3561   350498 SH       SOLE                   205250            145248
USG Corp.                   COM                 903293405     2438   240000 SH       DEFINED 01             240000
WABCO Holdings Inc.         COM                 92927K102    14860   342407 SH       SOLE                   212199            130208
Walt Disney Co.             COM                 254687106    11803   314735 SH       SOLE                   193315            121420
Wells Fargo & Co.           COM                 949746101    12517   454166 SH       SOLE                   308641            145525
Xerox Corp.                 COM                 984121103    11465  1440350 SH       SOLE                   924255            516095
Xerox Corp.                 COM                 984121103     2388   300000 SH       DEFINED 01             300000
Xylem Inc.                  COM                 98419m100     2569   100000 SH       DEFINED 01             100000
Xylem Inc.                  COM                 98419m100     5476   213160 SH       SOLE                   134605             78555